UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22707

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 28, 2013 (Unaudited)*

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 32.6%
BANKS 14.0%
Ally Financial, 8.50%, Series A(a)	195,800	$5,243,524
Bank of America Corp., 4.00%, Series IV (FRN)	111,359	2,690,433
Bank of America Corp., 4.00%, Series V (FRN)	60,000	1,440,000
CoBank ACB, 6.25%, 144A ($100 Par Value)(b)	169,000	18,046,040
First Niagara Financial Group, 8.625%, Series B(c)	87,820	2,580,152
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II (TruPS)(a)	695,000	18,904,000
HSBC USA, 3.50%, Series F (FRN)	210,100	4,685,230
HSBC USA, 4.9175%, Series G (FRN)(a)	687,590	16,729,065
PrivateBancorp, 7.125%, due 10/30/42	235,100	6,312,435
US Bancorp, 3.50%, Series A, ($1,000 Par Value)(FRN)(a)	16,876	15,762,184
Zions Bancorp, 9.50%, Series C(a)	200,250	5,176,462
Zions Bancorp, 7.90%, Series F(a)	174,694	4,959,563
Zions Bancorp, 6.30%, Series G	120,000	3,210,000
		105,739,088
ELECTRIC—INTEGRATED 4.9%
Interstate Power & Light Co., 5.10%, Series D	111,900	2,823,237
Southern California Edison Co., 4.63%, Series D ($100 Par Value)(FRN)(a)	337,451	34,188,004
		37,011,241
FINANCE—INVESTMENT BANKER/BROKER 1.2%
Morgan Stanley, 4.00%, Series A (FRN)(a)	375,775	8,642,825
INSURANCE 5.0%
LIFE/HEALTH INSURANCE 1.1%
MetLife, 4.00%, Series A (FRN)(a)	326,431	8,219,533
MULTI-LINE 0.9%
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	240,000	7,224,000
MULTI-LINE—FOREIGN 0.3%
ING Groep N.V., 8.50% (Netherlands)	90,000	2,344,500
REINSURANCE 1.1%
Reinsurance Group of America, 6.20%, due 9/15/42(a)	294,596	8,021,849
REINSURANCE—FOREIGN 1.6%
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	97,849	2,683,998
Endurance Specialty Holdings Ltd., 7.50%, Series B (Bermuda)	141,588	3,831,371

	Number of Shares	Value
Montpelier Re Holdings Ltd., 8.875% (Bermuda)(a)	205,000	$5,791,250
		12,306,619
TOTAL INSURANCE		38,116,501
PIPELINES 0.7%
NuStar Logistics LP, 7.625%, due 1/15/43	199,500	5,348,595
REAL ESTATE 6.2%
DIVERSIFIED 4.6%
CapLease, 8.375%, Series B	300,000	8,103,000
Colony Financial, 8.50%, Series A(a)	240,000	6,458,400
Forest City Enterprises, 7.375%, due 2/1/34(a)	260,000	6,611,800
Retail Properties of America, 7.00%	99,400	2,515,814
Urstadt Biddle Properties, 7.125%, Series F(a)	193,484	5,216,329
Winthrop Realty Trust, 7.75%, due 8/15/22(a)	210,000	5,460,000
		34,365,343
HOTEL 1.0%
Summit Hotel Properties, 7.125%	115,500	2,919,840
Summit Hotel Properties, 7.875, Series B(c)	186,650	4,843,568
		7,763,408
OFFICE 0.3%
Corporate Office Properties Trust, 7.375%, Series L	90,866	2,390,684
RESIDENTIAL—MANUFACTURED HOME 0.3%
Sun Communities, 7.125, Series A	100,000	2,555,000
TOTAL REAL ESTATE		47,074,435
TRANSPORT—MARINE 0.6%
Seaspan Corp., 9.50%, due 1/29/49, Series C (Hong Kong)	100,000	2,778,000
Seaspan Corp., 7.95%, Series D (Hong Kong)	75,000	1,941,000
		4,719,000
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$234,344,409)		246,651,685
PREFERRED SECURITIES—CAPITAL SECURITIES 101.4%
BANKS 32.5%
BAC Capital Trust XIV, 4.00%, Series G, (FRN)	18,930,000	16,611,075
Bank of America Corp., 8.125%,Series M	18,500,000	20,908,755
Citigroup, 5.95%	11,000,000	11,426,250
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(b)	7,101,000	7,518,184

	Number of Shares	Value
Goldman Sachs Capital II, 4.00%, due 6/1/43, (FRN)(a)	39,806,000	$33,586,312
Goldman Sachs Capital III, 4.00%, (FRN)	7,550,000	6,294,813
JP Morgan Chase & Co., 7.90%, Series I(a)	43,500,000	50,027,131
Mellon Capital IV, 4.00%, Series 1 (FRN)(a)	18,600,000	17,949,000
USB Capital IX, 3.50%, (FRN)(a)	32,098,000	29,854,350
Wachovia Capital Trust III, 5.57%, (FRN)(a)	31,000,000	31,147,250
Wells Fargo & Co., 7.98%, Series K(a)	17,500,000	20,223,438
		245,546,558
BANKS—FOREIGN 27.2%
Banco do Brasil SA/Cayman, 9.25%, 144A (Brazil)(b)	23,000,000	27,945,000
Bank of Ireland, 10.00%, due 7/30/16, Series EMTN (Ireland)	2,200,000	2,906,084
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a)	17,300,000	17,105,375
Barclays Bank PLC, 7.434%, 144A (United Kingdom)(b)	4,350,000	4,719,411
Barclays Bank PLC, 10.179%, due 6/12/21, 144A (United Kingdom)(a),(b)	2,000,000	2,689,690
BNP Paribas, 7.195%, 144A (France)(b)	3,000,000	3,105,000
BPCE SA, 9.00%, (France) (EUR)(a)	5,500,000	7,423,839
BPCE SA, 12.50%, 144A (France)(b)	5,000,000	6,171,190
Claudius Ltd. (Credit Suisse), 7.875% (Switzerland)(a)	7,300,000	7,838,375
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	12,000,000	12,870,000
Danske Bank A/S, 7.125%, due 9/21/37 (Denmark)	2,000,000	2,137,000
Deutsche Bank Capital Funding Trust I, 3.281%, 144A (FRN)(b)	7,500,000	6,037,500
HBOS Capital Funding LP, 6.85% (United Kingdom)(a)	9,550,000	9,098,591
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(a),(b)	6,895,000	9,739,187
LBG Capital No.1 PLC, 8.00%, 144A (United Kingdom)(b)	7,395,000	7,942,075
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)(b)	2,500,000	2,275,000
Lloyds TSB Bank PLC, 11.875%, due 12/16/21, (FRN) (United Kingdom) (EUR)(a)	3,000,000	4,747,188
Rabobank Nederland, 8.40% (Netherlands)	24,500,000	26,543,447
RBS Capital Trust B, 6.80% (United Kingdom)(a)	11,687,000	10,974,093
RBS Capital Trust II, 6.425%	3,000,000	2,662,500
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(a)	4,000,000	4,200,000
Royal Bank of Scotland PLC, 9.50%, due 3/16/22 (United Kingdom)(a)	5,000,000	5,776,830
Societe Generale SA, 8.875% (France) (GBP)	1,750,000	2,752,103

	Number of Shares	Value
UBS AG, 7.625%, due 8/17/22 (Switzerland)(a)	16,500,000	$18,469,555
		206,129,033
ELECTRIC—INTEGRATED 1.2%
Electricite de France SA, 5.25%, 144A (FRN) (France)(b)	5,000,000	4,976,635
RWE AG, 7.00%, due 10/12/72 (Germany)(a)	4,160,000	4,467,840
		9,444,475
FINANCE—DIVERSIFIED FINANCIAL SERVICES 6.4%
Aberdeen Asset Management PLC, 7.00% (United Kingdom)	3,650,000	3,771,472
General Electric Capital Corp., 7.125%, Series A(a)	38,000,000	44,273,078
		48,044,550
INSURANCE 26.8%
LIFE/HEALTH INSURANCE 5.6%
American General Capital II, 8.50%, due 7/1/30, (TruPS)(a)	11,304,000	15,034,320
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(a),(b)	10,000,000	12,700,000
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a),(b)	4,770,000	6,499,125
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a),(b)	2,000,000	2,525,000
Principal Financial Group, 5.563%, Series A	55,013	5,513,337
		42,271,782
LIFE/HEALTH INSURANCE—FOREIGN 3.8%
Aegon NV, 1.709%, ($100 Par Value) (FRN) (Netherlands)	20,985,000	13,325,475
Friends Life Group PLC, 7.875% (United Kingdom)	6,500,000	6,914,375
Prudential PLC, 7.75% (United Kingdom)(a)	5,375,000	5,808,359
Prudential PLC, 11.75%, Series EMTN (United Kingdom)	2,500,000	2,854,460
		28,902,669
MULTI-LINE 0.4%
Nationwide Mutual Insurance Co., 5.81%, due 12/15/24, 144A(a),(b)	3,125,000	3,148,438
MULTI-LINE—FOREIGN 4.6%
Aviva PLC, 8.25% (United Kingdom)(a)	8,600,000	9,285,850
AXA SA, 8.60%, due 12/15/30 (France)(a)	5,000,000	6,427,565
AXA SA, 1.92%, (FRN) (France) (EUR)	5,000,000	3,541,113
AXA SA, 6.463%, 144A (France)(a),(b)	12,102,000	12,071,745

	Number of Shares	Value
ING Capital Funding Trust III, 3.96%, (FRN)(a)	3,329,000	$3,229,130
		34,555,403
PROPERTY CASUALTY 3.4%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a),(b)	25,135,000	26,014,725
PROPERTY CASUALTY—FOREIGN 0.9%
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(b)	6,000,000	6,731,364
REINSURANCE—FOREIGN 8.1%
Aquarius + Investments PLC, 8.25% (Switzerland)	17,000,000	18,415,760
Catlin Insurance Co., 7.249%, due 12/31/49, 144A (Bermuda)(b),(d)	24,000,000	24,840,000
QBE Capital Funding III Ltd., 7.25%, 144A (Australia)(a),(b)	12,000,000	12,619,380
Swiss Re Capital I LP, 6.854%, 144A (Switzerland)(b)	5,000,000	5,317,500
		61,192,640
TOTAL INSURANCE		202,817,021
INTEGRATED TELECOMMUNICATIONS SERVICES 0.6%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b)	3,503	4,387,508
OIL & GAS EXPLORATION & PRODUCTION 2.9%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)(a)	16,300,000	21,834,405
PIPELINES 2.8%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	3,100,000	3,568,413
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	15,000,000	17,417,970
		20,986,383
UTILITIES 1.0%
ELECTRIC UTILITIES 0.7%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	5,000,000	5,655,390
MULTI-UTILITIES 0.3%
Dominion Resources, 2.611%, due 9/30/66, (FRN)(a)	2,400,000	2,257,291
TOTAL UTILITIES		7,912,681
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$716,564,225)		767,102,614

		Principal Amount	Value
CORPORATE BONDS 4.5%
INSURANCE—PROPERTY CASUALTY 0.7%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(b)		$5,000,000	$5,522,810
INTEGRATED TELECOMMUNICATIONS SERVICES 2.6%
Citizens Communications Co., 9.00%, due 8/15/31(a)		19,000,000	19,712,500
REAL ESTATE—SHOPPING CENTERS 1.2%
BR Malls International Finance Ltd., due 12/31/49, 144A (Brazil)(b),(e)		8,000,000	8,850,000
TOTAL CORPORATE BONDS (Identified cost—$33,663,796)			34,085,310

		Number of Shares
SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(f)		1,900,018	1,900,018
Federated Government Obligations Fund, 0.01%(f)		1,900,019	1,900,019
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,800,037)			3,800,037
TOTAL INVESTMENTS (Identified cost—$988,372,467)	139.0%		1,051,639,646
LIABILITIES IN EXCESS OF OTHER ASSETS	(39.0)		(295,089,249)
NET ASSETS (Equivalent to $26.13 per share based on 28,957,701 shares of common stock outstanding)	100.0%		$756,550,397

Note: Percentages indicated are based on the net assets of the Fund.

*            March 28, 2013 represents the last business day of the Fund’s quarterly period. See Note 1 of the accompanying notes to the Financial Statements.

(a)    All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $517,335,816 in aggregate has been pledged as collateral.

(b)    Resale is restricted to qualified institutional investors. Aggregate holdings equal 30.7% of the net assets of the Fund, of which 1.2% are illiquid.

(c)     A portion of the security is segregated as collateral for interest rate swap transactions. $1,642,750 in aggregate has been segregated as collateral.

(d)    A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $4,233,150 in aggregate has been segregated as collateral.

(e)     Illiquid security. Aggregate holdings equal 1.2% of the net assets of the Fund.

(f)      Rate quoted represents the seven-day yield of the fund.

Interest rate swaps outstanding at March 28, 2013 were as follows:

Counterparty	Notional Amount	Fixed Rate Payable(a)	Floating Rate(resets monthly) Receivable(a),(b)	Termination Date	Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$94,500,000	0.914%	LIBOR	December 1, 2017	$(170,195)
Bank of America, N.A.	94,500,000	1.164%	LIBOR	December 1, 2018	(53,960)
BNP Paribas	94,500,000	1.395%	LIBOR	December 1, 2019	172,841
					$(51,314)

(a)   Represents one year forward-starting interest rate swap with interest receipts and payments commencing on December 2, 2013 (effective date).

(b)   Based on LIBOR (London Interbank Offered Rate).

Forward foreign currency exchange contracts outstanding at March 28, 2013 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers, Harriman	EUR	35,701,865	USD	46,689,114	4/3/13	$924,650
Brown Brothers, Harriman	EUR	1,323,070	USD	1,713,323	4/3/13	17,345
Brown Brothers, Harriman	EUR	31,614,149	USD	40,595,096	5/3/13	62,571
Brown Brothers, Harriman	GBP	1,828,750	USD	2,774,854	4/3/13	(3,840)
Brown Brothers, Harriman	GBP	1,820,000	USD	2,763,488	5/2/13	(1,471)
Brown Brothers, Harriman	USD	2,248,934	EUR	1,744,807	4/3/13	(12,352)
Brown Brothers, Harriman	USD	1,081,504	EUR	834,932	4/3/13	(11,246)
Brown Brothers, Harriman	USD	40,524,275	EUR	31,563,420	4/3/13	(64,680)
Brown Brothers, Harriman	USD	2,777,323	GBP	1,828,750	4/3/13	1,371
Brown Brothers, Harriman	USD	2,240,459	EUR	1,722,860	4/3/13	(32,009)
Brown Brothers, Harriman	USD	1,508,654	EUR	1,158,916	4/3/13	(23,096)
						$857,243

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Quarterly Period

Since March 28, 2013 represents the last day during the Fund’s quarterly period on which the New York Stock Exchange was open for trading, the Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Note 2. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•      Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•      Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended March 28, 2013.

The following is a summary of the inputs used as of March 28, 2013 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)(a)
Preferred Securities - $25 Par Value - Banks	$105,739,088	$87,693,048	$18,046,040	$—
Preferred Securities - $25 Par Value - Electric - Integrated	37,011,241	2,823,237	34,188,004	—
Preferred Securities - $25 Par Value - Other Industries	103,901,356	103,901,356	—	—
Preferred Securities - Capital Securities - Insurance - Life/Health Insurance - Foreign	28,902,669	—	15,577,194	13,325,475	(b)
Preferred Securities - Capital Securities - Insurance - Multi-Line - Foreign	34,555,403	—	31,014,290	3,541,113	(b)
Preferred Securities - Capital Securities - Other Industries	703,644,542	—	703,644,542	—
Corporate Bonds - Real Estate - Shopping Centers	8,850,000	—	—	8,850,000	(c)
Corporate Bonds - Other Industries	25,235,310	—	25,235,310	—
Money Market Funds	3,800,037	—	3,800,037	—
Total Investments(d)	$1,051,639,646	$194,417,641	$831,505,417	$25,716,588
Interest rate swaps	172,841	—	172,841	—
Forward foreign currency exchange contracts	1,005,937	—	1,005,937	—
Total Appreciation in Other Financial Instruments(d)	$1,178,778	$—	$1,178,778	$—
Interest rate swaps	(224,155)	—	(224,155)	—
Forward foreign currency exchange contracts	(148,694)	—	(148,694)	—
Total Depreciation in Other Financial Instruments(d)	$(372,849)	$—	$(372,849)	$—

(a) Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b) Valued utilizing an independent broker quote.

(c) Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(d) Portfolio holdings are disclosed individually on the Schedule of Investments.

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - Capital - Insurance - Life/Health Insurance - Foreign	Preferred Securities - Capital - Insurance - Multi- Line - Foreign	Corporate Bonds - Real Estate - Shopping Centers
Balance as of December 31, 2012	$24,107,256	$12,066,375	$3,200,881	$8,840,000
Accretion (Amortization)	(14,546)	27,535	6,549	(48,630)
Change in unrealized appreciation	1,623,878	1,231,565	333,683	58,630
Balance as of March 28, 2013	$25,716,588	$13,325,475	$3,541,113	$8,850,000

The change in unrealized appreciation/(depreciation) attributable to securities owned on March 28, 2013 which were valued using significant unobservable inputs (Level 3) amounted to $1,623,878.

Note 3. Derivative Instruments

The following is a summary of the Fund’s derivative instruments as of March 28, 2013:

Interest rate swaps	$(51,314)
Forward foreign currency exchange contracts	857,243
$805,929

The balance of outstanding interest rate swaps at March 28, 2013 is representative of the volume outstanding during the period ended March 28, 2013. The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended March 28, 2013:

Forward Foreign Currency Exchange Contracts
Average Notional Balance	$52,100,859
Ending Notional Balance	43,358,584

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment, the accruals for which would begin at a specific date in the future (the “effective date”), obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

For each counterparty, the Fund entered into an International Swap and Derivatives Association Inc. Master Agreement and related annexes thereto (“ISDA”) which sets forth the general terms and conditions of the Fund’s swap transactions.

Cohen & Steers Limited Duration Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Note 4. Income Tax Information

As of March 28, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$988,372,467
Gross unrealized appreciation	$64,028,010
Gross unrealized depreciation	(760,831)
Net unrealized appreciation	$63,267,179

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS LIMITED DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: May 28, 2013